Borrowings (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2019 GBP (£)	Jun. 30, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)
Disclosure of detailed information about borrowings
Total borrowings				£ 492,140,000		£ 511,232,000		£ 508,068,000
Non-current borrowings				486,852,000		505,779,000		502,576,000
Current borrowings				5,288,000		5,453,000		5,492,000
Senior secured notes
Disclosure of detailed information about borrowings
Total borrowings				318,738,000		330,757,000		328,696,000
Non-current borrowings				318,738,000		330,757,000		328,696,000
Unamortized issue costs on borrowings				3,231,000		3,414,000		3,594,000
Principal amount / Notional amount | $			$ 425,000,000		$ 425,000,000		$ 425,000,000
Secured term loan facility
Disclosure of detailed information about borrowings
Total borrowings				168,114,000		175,022,000		173,880,000
Non-current borrowings				168,114,000		175,022,000		173,880,000
Unamortized issue costs on borrowings				2,342,000		1,894,000		2,040,000
Principal amount / Notional amount | $			$ 225,000,000		$ 225,000,000		$ 225,000,000
Accrued interest on senior secured notes
Disclosure of detailed information about borrowings
Total borrowings				5,288,000		£ 5,453,000		£ 5,492,000
Undrawn committed revolving borrowing facility
Disclosure of detailed information about borrowings
Undrawn committed revolving borrowings facility				125,000,000
Incremental borrowings				£ 25,000,000
Amount drawn down from borrowing facilities	£ 0	£ 0
Fixed interest rate | Senior secured notes
Disclosure of detailed information about borrowings
Borrowings, interest rate			3.79%	3.79%
Floating interest rate | Secured term loan facility
Disclosure of detailed information about borrowings
Borrowings, interest rate basis	US dollar LIBOR
Floating interest rate | Undrawn committed revolving borrowing facility
Disclosure of detailed information about borrowings
Borrowings, interest rate basis	LIBOR or EURIBOR
Minimum | Floating interest rate | Secured term loan facility
Disclosure of detailed information about borrowings
Adjustment to interest rate basis			1.25%	1.25%
Minimum | Floating interest rate | Undrawn committed revolving borrowing facility
Disclosure of detailed information about borrowings
Adjustment to interest rate basis			1.25%	1.25%
Maximum | Floating interest rate | Secured term loan facility
Disclosure of detailed information about borrowings
Adjustment to interest rate basis			1.75%	1.75%
Maximum | Floating interest rate | Undrawn committed revolving borrowing facility
Disclosure of detailed information about borrowings
Adjustment to interest rate basis			1.75%	1.75%